Baird Short-Term Bond Fund
Schedule of Investments, September 30, 2021 (Unaudited)
		Principal		% of
		Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
1.750%, 05/15/2023		$772,025,000	$791,235,151
2.750%, 11/15/2023		810,525,000	852,254,377
2.500%, 05/15/2024		381,775,000	402,355,059
0.375%, 07/15/2024		1,521,200,000	1,517,040,461
Total U.S. Treasury Securities (Cost $3,569,804,505)			3,562,885,048	34.4%

Other Government Related Securities
Harvest Operations Corp.,
1.000%, 04/26/2024 (Callable 04/26/2022) (1)(2)		25,000,000	25,013,000
NBN Co. Ltd.,
0.875%, 10/08/2024 (Callable 09/08/2024) (1)(2)(8)		36,000,000	35,875,930
Total Other Government Related Securities (Cost $60,852,310)			60,888,930	0.6%

Corporate Bonds
Industrials
7-Eleven, Inc.,
0.800%, 02/10/2024 (Callable 02/10/2022) (1)(2)		20,000,000	19,989,800
A.P. Meoller - Maersk A/S,
3.750%, 09/22/2024 (Callable 06/22/2024) (1)(2)		9,750,000	10,480,551
AbbVie, Inc.:
3.450%, 03/15/2022 (Callable 01/15/2022)		6,975,000	7,037,302
3.850%, 06/15/2024 (Callable 03/15/2024)		13,187,000	14,182,369
Agilent Technologies, Inc.,
3.875%, 07/15/2023 (Callable 04/15/2023)		7,500,000	7,909,944
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024 (Callable 08/01/2024)		20,250,000	21,455,815
AmerisourceBergen Corp.,
0.737%, 03/15/2023 (Callable 03/15/2022)		15,250,000	15,273,173
Anglo American Capital PLC:
4.125%, 09/27/2022 (1)(2)		2,775,000	2,871,997
5.375%, 04/01/2025 (Callable 03/01/2025) (1)(2)		7,020,000	7,929,809
4.875%, 05/14/2025 (1)(2)		956,000	1,068,473
ANR Pipeline Co.,
7.375%, 02/15/2024 (1)		13,000,000	14,717,618
AT&T, Inc.,
0.900%, 03/25/2024 (Callable 03/25/2022)		26,000,000	26,040,820
Bayer US Finance II LLC,
2.200%, 07/15/2022 (Callable 04/15/2022) (1)(2)		2,250,000	2,273,637
Beam Suntory, Inc.,
3.250%, 05/15/2022 (Callable 02/15/2022) (1)		10,875,000	10,989,350
Becton Dickinson and Co.,
3.363%, 06/06/2024 (Callable 04/06/2024)		3,118,000	3,315,272
Bell Canada, Inc.,
0.750%, 03/17/2024 (1)		40,325,000	40,337,814
Berry Global, Inc.,
0.950%, 02/15/2024 (Callable 01/15/2024) (2)		20,000,000	20,022,600
BMW US Capital LLC,
0.800%, 04/01/2024 (1)(2)		18,100,000	18,176,163
Boardwalk Pipelines LP,
4.950%, 12/15/2024 (Callable 09/15/2024)		22,640,000	25,050,737
Boeing Co.:
1.950%, 02/01/2024		10,000,000	10,234,058
1.433%, 02/04/2024 (Callable 02/04/2022)		35,325,000	35,377,813
BorgWarner, Inc.,
5.000%, 10/01/2025 (2)		9,946,000	11,378,537
Brambles USA, Inc.,
4.125%, 10/23/2025 (Callable 07/25/2025) (1)(2)		22,469,000	24,702,779
Broadcom, Inc.:
3.625%, 01/15/2024 (Callable 11/15/2023)		11,225,000	11,918,576
4.700%, 04/15/2025 (Callable 03/15/2025)		29,575,000	32,950,153
3.150%, 11/15/2025 (Callable 10/15/2025)		5,000,000	5,343,911
Brunswick Corp.,
0.850%, 08/18/2024 (Callable 08/18/2022)		10,000,000	10,000,914
Bunge Limited Finance Corp.,
1.630%, 08/17/2025 (Callable 07/17/2025)		5,006,000	5,058,106
Canadian Natural Resources Ltd.,
2.950%, 01/15/2023 (Callable 12/15/2022) (1)		6,500,000	6,687,447
Carlisle Companies, Inc.,
3.750%, 11/15/2022 (Callable 08/15/2022)		2,230,000	2,292,515
Celanese US Holdings LLC:
4.625%, 11/15/2022		3,395,000	3,549,676
3.500%, 05/08/2024 (Callable 04/08/2024)		4,450,000	4,742,425
Charter Communications Operating LLC,
4.464%, 07/23/2022 (Callable 05/23/2022)		22,835,000	23,415,179
Cheniere Corpus Christi Holdings LLC:
7.000%, 06/30/2024 (Callable 01/01/2024)		18,650,000	21,093,542
5.875%, 03/31/2025 (Callable 10/02/2024)		6,595,000	7,449,914
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
3.300%, 05/01/2023 (Callable 04/01/2023) (2)		1,930,000	2,013,290
Choice Hotels International, Inc.,
5.750%, 07/01/2022		4,495,000	4,658,456
Cigna Corp.,
3.750%, 07/15/2023 (Callable 06/15/2023)		1,414,000	1,494,612
CNH Industrial Capital LLC:
3.875%, 10/15/2021 (1)		13,460,000	13,474,600
4.375%, 04/05/2022 (1)		4,102,000	4,180,419
4.200%, 01/15/2024 (1)		13,300,000	14,274,077
CNH Industrial NV,
4.500%, 08/15/2023 (1)		15,515,000	16,583,273
Coca-Cola Europacific Partners PLC,
0.800%, 05/03/2024 (1)(2)		5,050,000	5,034,259
CommonSpirit Health:
2.950%, 11/01/2022		6,349,000	6,518,112
4.200%, 08/01/2023		4,210,000	4,467,293
Constellation Brands, Inc.,
3.200%, 02/15/2023 (Callable 01/15/2023)		9,650,000	9,981,664
Daimler Finance North America LLC:
3.400%, 02/22/2022 (1)(2)		13,000,000	13,156,653
3.350%, 02/22/2023 (1)(2)		1,619,000	1,682,480
1.750%, 03/10/2023 (1)(2)		7,000,000	7,127,047
0.750%, 03/01/2024 (1)(2)		16,250,000	16,280,578
Dell International LLC / EMC Corp.:
5.450%, 06/15/2023 (Callable 04/15/2023)		20,000,000	21,450,612
4.000%, 07/15/2024 (Callable 06/15/2024)		11,493,000	12,433,107
Devon Energy Corp.,
5.250%, 09/15/2024 (Callable 06/15/2024) (2)		6,010,000	6,656,947
Diamondback Energy, Inc.,
0.900%, 03/24/2023 (Callable 10/12/2021)		20,000,000	19,993,931
Eastman Chemical Co.,
3.500%, 12/01/2021		17,550,000	17,638,523
Edward-Elmhurst Healthcare,
3.500%, 05/04/2023 (Callable 02/04/2023)		35,000,000	36,114,111
Element Fleet Management Corp.,
1.600%, 04/06/2024 (Callable 03/06/2024) (1)(2)		39,475,000	40,042,829
Embotelladora Andina SA,
5.000%, 10/01/2023 (1)(2)		12,389,000	13,444,708
EMD Finance LLC,
2.950%, 03/19/2022 (Callable 01/19/2022) (1)(2)		12,400,000	12,498,579
Energy Transfer LP,
4.250%, 04/01/2024 (Callable 01/01/2024)		1,276,000	1,365,830
Energy Transfer Operating LP,
4.250%, 03/15/2023 (Callable 12/15/2022)		15,933,000	16,610,058
Energy Transfer Partners LP,
4.050%, 03/15/2025 (Callable 12/15/2024)		16,781,000	18,102,201
Eni SpA,
4.000%, 09/12/2023 (1)(2)		3,187,000	3,390,971
Equifax, Inc.,
3.950%, 06/15/2023 (Callable 05/15/2023)		12,294,000	12,964,837
ERAC USA Finance LLC,
2.600%, 12/01/2021 (Callable 11/01/2021) (2)		1,450,000	1,452,555
Fiserv, Inc.,
3.500%, 10/01/2022 (Callable 07/01/2022)		6,350,000	6,497,508
Flex Ltd.:
5.000%, 02/15/2023		2,350,000	2,488,197
4.750%, 06/15/2025 (Callable 03/15/2025)		5,055,000	5,610,731
Flowserve Corp.,
4.000%, 11/15/2023 (Callable 08/15/2023)		1,669,000	1,769,975
FMC Corp.:
3.950%, 02/01/2022 (Callable 11/01/2021)		13,172,000	13,209,523
4.100%, 02/01/2024 (Callable 11/01/2023)		2,425,000	2,580,921
Ford Motor Credit Co. LLC:
2.979%, 08/03/2022 (Callable 07/03/2022)		15,000,000	15,163,650
3.087%, 01/09/2023		12,000,000	12,176,400
Fortune Brands Home & Security, Inc.,
4.000%, 09/21/2023 (Callable 08/21/2023)		3,805,000	4,047,135
Fox Corp.,
3.666%, 01/25/2022		5,000,000	5,052,699
Fresenius Medical Care US Finance II, Inc.:
5.875%, 01/31/2022 (1)(2)		2,947,000	2,998,264
4.750%, 10/15/2024 (Callable 07/17/2024) (1)(2)		18,720,000	20,644,321
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023 (Callable 10/17/2022) (1)(2)		3,328,000	3,460,528
General Electric Co.,
3.375%, 03/11/2024		9,475,000	10,070,768
General Motors Financial Co., Inc.:
4.200%, 11/06/2021		5,000,000	5,017,642
3.550%, 07/08/2022		5,000,000	5,119,026
1.700%, 08/18/2023		12,000,000	12,226,726
5.100%, 01/17/2024 (Callable 12/17/2023)		2,925,000	3,193,168
2.750%, 06/20/2025 (Callable 05/20/2025)		7,302,000	7,634,245
Genpact Luxembourg Sarl:
3.700%, 04/01/2022 (Callable 03/01/2022)		5,511,000	5,583,685
3.375%, 12/01/2024 (Callable 11/01/2024)		1,184,000	1,263,124
Gilead Sciences, Inc.,
0.750%, 09/29/2023 (Callable 10/12/2021)		20,275,000	20,275,987
Glencore Finance (Canada) Ltd.:
4.950%, 11/15/2021 (1)(2)		18,000,000	18,059,040
4.250%, 10/25/2022 (1)(2)		7,555,000	7,846,396
Glencore Funding LLC:
4.125%, 05/30/2023 (1)(2)		7,121,000	7,525,473
4.625%, 04/29/2024 (1)(2)		7,500,000	8,172,459
4.000%, 04/16/2025 (1)(2)		9,043,000	9,785,611
Global Payments, Inc.:
3.750%, 06/01/2023 (Callable 03/01/2023)		4,550,000	4,753,328
2.650%, 02/15/2025 (Callable 01/15/2025)		40,361,000	42,185,690
Graphic Packaging International LLC,
0.821%, 04/15/2024 (Callable 03/15/2024) (2)		10,000,000	9,945,304
Gray Oak Pipeline LLC,
2.000%, 09/15/2023 (2)		7,000,000	7,133,977
Grupo Bimbo SAB de CV:
4.500%, 01/25/2022 (1)(2)		4,692,000	4,740,609
3.875%, 06/27/2024 (1)(2)		35,581,000	38,227,502
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022 (Callable 03/17/2022)		3,000,000	3,046,262
HCA, Inc.:
4.750%, 05/01/2023		20,093,000	21,349,441
5.000%, 03/15/2024		14,570,000	15,990,266
5.375%, 02/01/2025		10,000,000	11,175,000
Hewlett Packard Enterprise Co.:
2.250%, 04/01/2023 (Callable 03/01/2023)		23,000,000	23,566,170
4.450%, 10/02/2023 (Callable 09/02/2023)		22,909,000	24,538,802
Huntington Ingalls Industries, Inc.,
3.844%, 05/01/2025 (Callable 04/01/2025)		37,176,000	40,264,101
Hutchison Whampoa International Ltd.,
4.625%, 01/13/2022 (1)(2)		8,200,000	8,292,232
Hyatt Hotels Corp.,
1.800%, 10/01/2024 (Callable 10/01/2022) (8)		15,000,000	15,031,800
Hyundai Capital America:
3.950%, 02/01/2022 (1)(2)		5,024,000	5,080,584
3.000%, 06/20/2022 (1)(2)		5,000,000	5,086,237
2.850%, 11/01/2022 (1)(2)		6,000,000	6,143,976
0.800%, 04/03/2023 (1)(2)		15,000,000	15,005,498
1.250%, 09/18/2023 (1)(2)		15,000,000	15,129,699
5.875%, 04/07/2025 (Callable 03/07/2025) (1)(2)		4,815,000	5,502,729
IHS Markit Ltd.,
5.000%, 11/01/2022 (Callable 08/01/2022) (2)		9,613,000	9,960,029
Illumina, Inc.,
0.550%, 03/23/2023		12,600,000	12,600,710
Infor, Inc.,
1.450%, 07/15/2023 (Callable 06/15/2023) (2)		28,072,000	28,367,404
International Flavors & Fragrances, Inc.,
1.230%, 10/01/2025 (Callable 09/01/2025) (2)		22,000,000	21,818,815
Inversiones CMPC SA,
4.375%, 05/15/2023 (Callable 02/15/2023) (1)(2)		2,325,000	2,424,975
Johnson Controls International PLC,
3.625%, 07/02/2024 (Callable 04/02/2024) (7)		1,651,000	1,761,657
Kerry Group Financial Services Unlimited Co.,
3.200%, 04/09/2023 (Callable 01/09/2023) (1)(2)		36,325,000	37,412,785
Kimberly-Clark de Mexico SAB de CV,
3.250%, 03/12/2025 (1)(2)		5,000,000	5,249,950
Kinder Morgan, Inc.,
5.625%, 11/15/2023 (Callable 08/15/2023) (2)		9,060,000	9,862,360
Kinross Gold Corp.,
5.950%, 03/15/2024 (Callable 12/15/2023) (1)		15,680,000	17,358,732
Leggett & Platt, Inc.,
3.400%, 08/15/2022 (Callable 05/15/2022)		10,000,000	10,183,572
Leidos, Inc.,
2.950%, 05/15/2023 (Callable 04/15/2023)		27,875,000	28,812,436
Lennar Corp.:
4.875%, 12/15/2023 (Callable 09/15/2023)		5,000,000	5,393,900
4.500%, 04/30/2024 (Callable 01/31/2024)		11,192,000	12,101,126
5.875%, 11/15/2024 (Callable 05/15/2024)		11,260,000	12,665,023
Lennox International, Inc.:
3.000%, 11/15/2023 (Callable 09/15/2023)		16,160,000	16,887,486
1.350%, 08/01/2025 (Callable 07/01/2025)		5,000,000	5,001,057
LYB International Finance III LLC,
1.131%, 10/01/2023 (3 Month LIBOR USD + 1.000%)(Callable 11/01/2021) (3)		20,000,000	20,011,645
Marathon Petroleum Corp.,
4.500%, 05/01/2023 (Callable 04/01/2023)		10,000,000	10,568,362
Marriott International, Inc.,
2.125%, 10/03/2022		10,000,000	10,118,741
Maxim Integrated Products, Inc.,
3.375%, 03/15/2023 (Callable 12/15/2022)		2,190,000	2,265,019
Microchip Technology, Inc.:
2.670%, 09/01/2023		3,100,000	3,214,059
0.972%, 02/15/2024 (2)		23,775,000	23,789,969
Micron Technology, Inc.:
2.497%, 04/24/2023		36,364,000	37,428,738
4.640%, 02/06/2024 (Callable 01/06/2024)		6,700,000	7,266,686
Midwest Connector Capital Co. LLC,
3.625%, 04/01/2022 (Callable 03/01/2022) (2)		27,750,000	28,078,376
Mosaic Co.,
3.250%, 11/15/2022 (Callable 10/15/2022)		6,443,000	6,627,288
MPLX LP,
3.500%, 12/01/2022 (Callable 11/01/2022)		6,403,000	6,605,479
Mylan, Inc.,
3.125%, 01/15/2023 (2)		32,660,000	33,737,903
Newell Brands, Inc.,
3.850%, 04/01/2023 (Callable 02/01/2023)		33,713,000	35,105,684
Nissan Motor Acceptance Co. LLC,
1.125%, 09/16/2024 (1)(2)		12,000,000	11,977,440
Nissan Motor Acceptance Corp.,
3.450%, 03/15/2023 (1)(2)		1,585,000	1,640,406
Nissan Motor Co. Ltd.:
3.043%, 09/15/2023 (1)(2)		10,000,000	10,402,664
3.522%, 09/17/2025 (Callable 08/17/2025) (1)(2)		5,291,000	5,625,179
Nutrien Ltd.:
3.150%, 10/01/2022 (Callable 07/01/2022) (1)		1,000,000	1,020,730
1.900%, 05/13/2023 (1)		19,400,000	19,817,426
nVent Finance Sarl,
3.950%, 04/15/2023 (Callable 03/15/2023)		12,565,000	13,073,337
NXP Semiconductors NV:
3.875%, 09/01/2022 (1)(2)		10,862,000	11,185,324
4.625%, 06/01/2023 (1)(2)		19,023,000	20,228,262
Occidental Petroleum Corp.:
2.700%, 08/15/2022		17,650,000	17,804,438
2.700%, 02/15/2023 (Callable 11/15/2022)		10,000,000	10,120,500
Panasonic Corp.,
2.536%, 07/19/2022 (Callable 06/19/2022) (1)(2)		15,000,000	15,219,270
Penske Truck Leasing Co.:
4.250%, 01/17/2023 (2)		10,000,000	10,466,575
2.700%, 03/14/2023 (Callable 02/14/2023) (2)		1,500,000	1,542,406
4.125%, 08/01/2023 (Callable 07/01/2023) (2)		1,350,000	1,430,705
4.000%, 07/15/2025 (Callable 06/15/2025) (2)		8,000,000	8,743,101
Perrigo Co. PLC,
4.000%, 11/15/2023 (Callable 08/15/2023)		1,050,000	1,096,438
Perrigo Finance Unlimited Co.,
3.900%, 12/15/2024 (Callable 09/15/2024)		33,250,000	35,246,150
Phillips 66,
3.700%, 04/06/2023		9,800,000	10,265,412
Pioneer Natural Resources Co.,
0.750%, 01/15/2024 (Callable 01/15/2022)		13,500,000	13,486,247
POSCO:
2.375%, 01/17/2023 (1)(2)		35,000,000	35,708,870
4.000%, 08/01/2023 (1)(2)		5,000,000	5,281,858
Quanta Services, Inc.,
0.950%, 10/01/2024 (Callable 10/01/2022)		18,200,000	18,208,372
Reckitt Benckiser Treasury Services PLC,
2.375%, 06/24/2022 (Callable 05/24/2022) (1)(2)		15,000,000	15,205,312
Regency Energy Partners LP / Regency Energy Finance Corp.:
5.000%, 10/01/2022 (Callable 07/01/2022)		1,430,000	1,475,211
4.500%, 11/01/2023 (Callable 08/01/2023)		13,121,000	13,961,351
Reliance Industries Ltd.:
5.400%, 02/14/2022 (1)(2)		5,000,000	5,082,200
4.125%, 01/28/2025 (1)(2)		8,778,000	9,488,480
Roper Technologies, Inc.,
3.125%, 11/15/2022 (Callable 08/15/2022)		10,000,000	10,238,280
Royalty Pharma PLC,
0.750%, 09/02/2023		15,000,000	15,049,005
RPM International, Inc.,
3.450%, 11/15/2022 (Callable 08/15/2022)		2,508,000	2,569,410
Ryder System, Inc.,
2.875%, 06/01/2022 (Callable 05/01/2022)		5,000,000	5,072,000
Sabine Pass Liquefaction LLC:
5.625%, 04/15/2023 (Callable 01/15/2023)		15,800,000	16,790,888
5.750%, 05/15/2024 (Callable 02/15/2024)		6,463,000	7,197,900
Schneider Electric SE,
2.950%, 09/27/2022 (2)		8,824,000	9,045,302
Seagate HDD Cayman:
4.750%, 06/01/2023		12,400,000	13,144,000
4.875%, 03/01/2024 (Callable 01/01/2024)		2,500,000	2,693,750
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 (Callable 07/23/2023) (1)		2,145,000	2,236,158
SK Hynix, Inc.,
1.000%, 01/19/2024 (1)(2)		37,010,000	36,816,071
Skyworks Solutions, Inc.,
0.900%, 06/01/2023 (Callable 06/01/2022)		5,000,000	5,009,772
Smithfield Foods, Inc.,
3.350%, 02/01/2022 (Callable 01/01/2022) (1)(2)		4,023,000	4,045,871
Smiths Group PLC,
3.625%, 10/12/2022 (1)(2)		17,604,000	18,178,045
Sociedad Quimica y Minera de Chile SA,
3.625%, 04/03/2023 (1)(2)		3,000,000	3,123,750
Solvay Finance America LLC,
4.450%, 12/03/2025 (Callable 09/03/2025) (1)(2)		28,725,000	31,872,551
Southern Copper Corp.,
3.875%, 04/23/2025 (1)		15,534,000	16,807,788
Spirit AeroSystems, Inc.,
3.950%, 06/15/2023 (Callable 05/15/2023)		3,515,000	3,567,725
SSM Health Care Corp.,
3.688%, 06/01/2023 (Callable 03/01/2023)		16,500,000	17,251,150
Steel Dynamics, Inc.,
2.800%, 12/15/2024 (Callable 11/15/2024)		21,338,000	22,512,217
Suncor Energy, Inc.,
2.800%, 05/15/2023 (1)		10,000,000	10,349,229
Suntory Holdings Ltd.,
2.550%, 06/28/2022 (Callable 05/28/2022) (1)(2)		25,600,000	25,969,064
SYNNEX Corp.,
1.250%, 08/09/2024 (Callable 08/09/2022) (2)		35,000,000	35,010,564
TC PipeLines LP,
4.375%, 03/13/2025 (Callable 12/13/2024) (1)		31,166,000	33,924,636
Timken Co.,
3.875%, 09/01/2024 (Callable 06/01/2024)		33,952,000	36,227,764
Toll Road Investors Partnership II LP,
0.000%, 02/15/2022 (1)(2)		26,200,000	25,936,123
Toyota Motor Credit Corp.,
2.900%, 03/30/2023 (1)		8,175,000	8,487,844
Triton Container International Ltd.:
0.800%, 08/01/2023 (1)(2)		30,000,000	29,975,991
1.150%, 06/07/2024 (Callable 05/07/2024) (1)(2)		22,930,000	22,892,795
Valero Energy Corp.:
2.700%, 04/15/2023		19,400,000	20,025,180
1.200%, 03/15/2024		20,000,000	20,223,607
VF Corp.,
2.050%, 04/23/2022		32,900,000	33,210,471
VMware, Inc.:
0.600%, 08/15/2023		5,050,000	5,056,374
1.000%, 08/15/2024 (Callable 08/15/2022)		15,000,000	15,050,094
Volkswagen Group of America Finance LLC:
4.000%, 11/12/2021 (1)(2)		24,700,000	24,797,083
3.125%, 05/12/2023 (1)(2)		7,000,000	7,272,546
0.875%, 11/22/2023 (1)(2)		10,000,000	10,050,144
Wabtec Corp.,
4.400%, 03/15/2024 (Callable 02/15/2024)		20,900,000	22,468,983
Westinghouse Air Brake Technologies Corp.,
3.200%, 06/15/2025 (Callable 05/15/2025)		25,524,000	27,084,010
Westlake Chemical Corp.,
0.875%, 08/15/2024 (Callable 08/15/2022)		6,000,000	6,008,001
Williams Companies, Inc.:
3.600%, 03/15/2022 (Callable 01/15/2022)		4,750,000	4,792,975
3.350%, 08/15/2022 (Callable 05/15/2022)		235,000	239,270
3.700%, 01/15/2023 (Callable 10/15/2022)		12,537,000	12,948,314
4.300%, 03/04/2024 (Callable 12/04/2023)		19,450,000	20,880,867
3.900%, 01/15/2025 (Callable 10/15/2024)		14,364,000	15,519,829
Woodside Finance Ltd.,
3.650%, 03/05/2025 (Callable 12/05/2024) (1)(2)		39,550,000	42,029,115
Zimmer Biomet Holdings, Inc.,
3.700%, 03/19/2023 (Callable 02/19/2023)		6,307,000	6,579,561
Zimmer Holdings, Inc.,
3.150%, 04/01/2022 (Callable 02/01/2022)		2,690,000	2,715,096
Zoetis, Inc.,
3.250%, 02/01/2023 (Callable 11/01/2022)		13,085,000	13,484,695
Total Industrials (Cost $2,921,096,053)			2,949,983,298	28.5%

Utilities
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023 (Callable 02/01/2023) (1)(2)		9,979,000	10,353,901
Black Hills Corp.,
1.037%, 08/23/2024 (Callable 02/23/2022)		35,275,000	35,278,364
Dominion Energy, Inc.,
2.450%, 01/15/2023 (2)		30,000,000	30,767,801
EDP Finance BV,
3.625%, 07/15/2024 (1)(2)		36,756,000	39,279,069
Entergy Louisiana LLC,
0.950%, 10/01/2024 (Callable 10/01/2022)		33,550,000	33,558,387
ITC Holdings Corp.,
4.050%, 07/01/2023 (Callable 04/01/2023) (1)		8,000,000	8,396,481
Jersey Central Power & Light Co.,
4.700%, 04/01/2024 (Callable 01/01/2024) (2)		3,000,000	3,233,953
NextEra Energy Capital Holdings, Inc.,
0.650%, 03/01/2023		27,325,000	27,417,390
Orange Cogen Funding Corp.,
8.175%, 03/15/2022 (2)		1,198,920	1,218,541
Puget Energy, Inc.,
3.650%, 05/15/2025 (Callable 02/15/2025)		13,944,000	14,889,099
Transelec SA:
4.625%, 07/26/2023 (1)(2)		9,800,000	10,395,350
4.250%, 01/14/2025 (Callable 10/14/2024) (1)(2)		5,000,000	5,431,300
Total Utilities (Cost $219,057,215)			220,219,636	2.1%

Financials
ABN AMRO Bank NV,
4.750%, 07/28/2025 (1)(2)		3,570,000	3,957,730
AerCap Holdings NV:
4.450%, 12/16/2021 (Callable 11/16/2021) (1)		25,000,000	25,118,090
3.300%, 01/23/2023 (Callable 12/23/2022) (1)		8,000,000	8,243,173
Aetna, Inc.,
2.800%, 06/15/2023 (Callable 04/15/2023)		2,000,000	2,070,520
AIB Group PLC:
4.750%, 10/12/2023 (1)(2)		7,397,000	7,956,063
4.263%, 04/10/2025 (3 Month LIBOR USD + 1.874%)(Callable 04/10/2024) (1)(2)(3)		37,350,000	40,047,209
AIG Global Funding,
2.300%, 07/01/2022 (2)		8,775,000	8,912,892
Air Lease Corp.:
2.625%, 07/01/2022 (Callable 06/01/2022)		1,609,000	1,631,648
2.750%, 01/15/2023 (Callable 12/15/2022)		21,150,000	21,711,109
Ally Financial, Inc.:
4.625%, 05/19/2022		16,661,000	17,093,522
1.450%, 10/02/2023 (Callable 09/02/2023)		27,100,000	27,500,267
5.125%, 09/30/2024		5,000,000	5,600,170
Assurant, Inc.,
4.200%, 09/27/2023 (Callable 08/27/2023)		4,099,000	4,364,135
Australia & New Zealand Banking Group Ltd.,
4.500%, 03/19/2024 (1)(2)		18,269,000	19,830,108
Banco Bilbao Vizcaya Argentaria SA,
0.875%, 09/18/2023 (1)		27,000,000	27,163,620
Banco Santander SA,
2.746%, 05/28/2025 (1)		15,423,000	16,178,227
Bank of America Corp.:
2.816%, 07/21/2023 (3 Month LIBOR USD + 0.930%)(Callable 07/21/2022) (3)		10,000,000	10,190,107
3.550%, 03/05/2024 (3 Month LIBOR USD + 0.780%)(Callable 03/05/2023) (3)		5,000,000	5,212,216
3.864%, 07/23/2024 (3 Month LIBOR USD + 0.940%)(Callable 07/23/2023) (3)		5,275,000	5,582,486
0.976%, 04/22/2025 (SOFR + 0.690%)(Callable 04/22/2024) (3)		45,000,000	45,239,324
Banque Federative du Credit Mutuel SA:
2.700%, 07/20/2022 (1)(2)		3,000,000	3,059,312
2.125%, 11/21/2022 (1)(2)		18,000,000	18,368,451
Barclays PLC:
4.610%, 02/15/2023 (3 Month LIBOR USD + 1.400%)(Callable 02/15/2022) (1)(3)		7,000,000	7,106,957
3.650%, 03/16/2025 (1)		8,400,000	9,026,257
3.932%, 05/07/2025 (3 Month LIBOR USD + 1.610%)(Callable 05/07/2024) (1)(3)		7,250,000	7,780,637
2.852%, 05/07/2026 (3 Month LIBOR USD + 2.714%)(Callable 05/07/2025) (1)(3)		19,400,000	20,376,647
BBVA USA,
2.875%, 06/29/2022 (Callable 05/29/2022)		18,861,000	19,179,744
BNP Paribas SA:
3.500%, 03/01/2023 (1)(2)		10,794,000	11,251,126
4.705%, 01/10/2025 (3 Month LIBOR USD + 2.235%)(Callable 01/10/2024) (1)(2)(3)		11,390,000	12,332,090
4.375%, 09/28/2025 (1)(2)		2,500,000	2,742,649
2.819%, 11/19/2025 (3 Month LIBOR USD + 1.111%)(Callable 11/19/2024) (1)(2)(3)		16,502,000	17,283,631
BNZ International Funding Ltd.,
3.375%, 03/01/2023 (1)(2)		15,305,000	15,964,339
BPCE SA:
5.700%, 10/22/2023 (1)(2)		17,793,000	19,508,090
4.625%, 07/11/2024 (1)(2)		2,794,000	3,041,791
5.150%, 07/21/2024 (1)(2)		17,675,000	19,530,296
4.500%, 03/15/2025 (1)(2)		3,970,000	4,359,681
Brown & Brown, Inc.,
4.200%, 09/15/2024 (Callable 06/15/2024)		1,000,000	1,087,692
Canadian Imperial Bank of Commerce,
2.606%, 07/22/2023 (3 Month LIBOR USD + 0.785%)(Callable 07/22/2022) (1)(3)		36,050,000	36,686,484
Cantor Fitzgerald LP:
6.500%, 06/17/2022 (2)		1,177,000	1,224,901
4.875%, 05/01/2024 (Callable 04/01/2024) (2)		9,600,000	10,466,469
Capital One NA,
3.375%, 02/15/2023		34,182,000	35,552,085
CIT Group, Inc.:
4.750%, 02/16/2024 (Callable 11/16/2023)		9,711,000	10,366,493
5.250%, 03/07/2025 (Callable 12/07/2024)		22,407,000	24,955,796
Citigroup, Inc.:
1.678%, 05/15/2024 (SOFR + 1.667%)(Callable 05/15/2023) (3)		25,000,000	25,486,300
0.981%, 05/01/2025 (SOFR + 0.669%)(Callable 05/01/2024) (3)		15,000,000	15,048,578
Citizens Bank NA,
3.250%, 02/14/2022 (Callable 01/14/2022)		3,000,000	3,025,472
Cooperatieve Rabobank UA:
3.950%, 11/09/2022 (1)		37,273,000	38,690,606
4.625%, 12/01/2023 (1)		12,004,000	13,007,469
Credit Agricole SA:
3.375%, 01/10/2022 (1)(2)		19,895,000	20,063,057
3.750%, 04/24/2023 (1)(2)		3,380,000	3,555,060
4.375%, 03/17/2025 (1)(2)		20,341,000	22,170,694
Credit Suisse Group AG:
2.997%, 12/14/2023 (3 Month LIBOR USD + 1.200%)(Callable 12/14/2022) (1)(2)(3)		29,400,000	30,193,073
2.593%, 09/11/2025 (SOFR + 1.560%)(Callable 09/11/2024) (1)(2)(3)		12,000,000	12,439,751
2.193%, 06/05/2026 (SOFR + 2.044%)(Callable 06/05/2025) (1)(2)(3)		5,000,000	5,093,844
Credit Suisse Group Funding Guernsey Ltd.,
3.800%, 09/15/2022 (1)		4,650,000	4,802,092
CyrusOne LP / CyrusOne Finance Corp.,
2.900%, 11/15/2024 (Callable 10/15/2024)		11,549,000	12,103,121
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (1)(2)		9,750,000	9,895,494
Danske Bank A/S:
3.875%, 09/12/2023 (1)(2)		8,500,000	8,992,665
1.171%, 12/08/2023 (1 Year CMT Rate + 1.030%)(Callable 12/08/2022) (1)(2)(3)		26,375,000	26,500,497
1.621%, 09/11/2026 (1 Year CMT Rate + 1.350%)(Callable 09/11/2025) (1)(2)(3)		15,000,000	15,001,721
DBS Group Holdings Ltd.,
2.850%, 04/16/2022 (1)(2)		10,000,000	10,130,500
Deutsche Bank AG:
4.250%, 10/14/2021 (1)		5,400,000	5,405,818
5.000%, 02/14/2022 (1)		10,000,000	10,163,557
2.222%, 09/18/2024 (SOFR + 2.159%)(Callable 09/18/2023) (1)(3)		17,000,000	17,424,852
1.447%, 04/01/2025 (SOFR + 1.131%)(Callable 04/01/2024) (1)(3)		10,000,000	10,069,067
3.961%, 11/26/2025 (SOFR + 2.581%)(Callable 11/26/2024) (1)(3)		12,200,000	13,194,448
Discover Bank:
3.350%, 02/06/2023 (Callable 01/06/2023)		7,964,000	8,250,482
4.200%, 08/08/2023		17,405,000	18,569,909
Discover Financial Services,
5.200%, 04/27/2022		10,443,000	10,719,369
F.N.B. Corporation,
2.200%, 02/24/2023 (Callable 01/24/2023)		19,492,000	19,778,264
Fifth Third Bancorp,
1.625%, 05/05/2023 (Callable 04/05/2023)		15,000,000	15,274,527
First Horizon National Corp.,
3.550%, 05/26/2023 (Callable 04/26/2023)		30,000,000	31,303,497
GATX Corp.,
4.350%, 02/15/2024 (Callable 01/15/2024)		2,650,000	2,857,683
Goldman Sachs Group, Inc.:
2.876%, 10/31/2022 (3 Month LIBOR USD + 0.821%)(Callable 10/31/2021) (3)		12,000,000	12,020,797
2.908%, 06/05/2023 (3 Month LIBOR USD + 1.053%)(Callable 06/05/2022) (3)		8,280,000	8,415,098
2.905%, 07/24/2023 (3 Month LIBOR USD + 0.990%)(Callable 07/24/2022) (3)		14,200,000	14,473,402
0.673%, 03/08/2024 (SOFR + 0.572%)(Callable 03/08/2023) (3)		21,800,000	21,825,942
Health Care Service Corp. A Mutual Legal Reserve Co.,
1.500%, 06/01/2025 (Callable 05/01/2025) (2)		6,465,000	6,557,450
HSBC Holdings PLC:
0.732%, 08/17/2024 (SOFR + 0.534%)(Callable 08/17/2023) (1)(3)		15,000,000	15,010,050
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%)(Callable 03/11/2024) (1)(3)		28,200,000	30,078,775
0.976%, 05/24/2025 (SOFR + 0.708%)(Callable 05/24/2024) (1)(3)		9,000,000	8,984,148
Invesco Finance PLC,
3.125%, 11/30/2022		9,377,000	9,670,244
Jefferies Group LLC,
5.125%, 01/20/2023		30,883,000	32,664,603
KeyBank NA,
3.180%, 05/22/2022		24,943,000	25,388,981
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)		45,018,000	47,123,326
Liberty Mutual Group, Inc.,
4.950%, 05/01/2022 (2)		3,000,000	3,075,510
Lloyds Bank PLC:
3.000%, 01/11/2022 (1)		10,000,000	10,074,070
1.326%, 06/15/2023 (1 Year CMT Rate + 1.100%)(Callable 06/15/2022) (1)(3)		9,400,000	9,460,374
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%)(Callable 11/07/2022) (1)(3)		21,704,000	22,268,087
0.695%, 05/11/2024 (1 Year CMT Rate + 0.550%)(Callable 05/11/2023) (1)(3)		9,400,000	9,424,288
Macquarie Bank Ltd.,
4.875%, 06/10/2025 (1)(2)		2,000,000	2,215,425
Macquarie Group Ltd.,
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%)(Callable 11/28/2022) (1)(2)(3)		4,000,000	4,118,554
Massachusetts Mutual Life Insurance Co.,
7.625%, 11/15/2023 (2)		31,945,000	34,806,018
Mitsubishi UFJ Financial Group, Inc.:
2.623%, 07/18/2022 (1)		10,000,000	10,184,132
0.848%, 09/15/2024 (1 Year CMT Rate + 0.680%)(Callable 09/15/2023) (1)(3)		20,000,000	20,088,990
0.953%, 07/19/2025 (1 Year CMT Rate + 0.550%)(Callable 07/19/2024) (1)(3)		23,200,000	23,226,355
Mitsubishi UFJ Lease & Finance Co. Ltd.:
3.406%, 02/28/2022 (Callable 01/28/2022) (1)(2)		5,200,000	5,248,411
2.652%, 09/19/2022 (Callable 08/19/2022) (1)(2)		3,000,000	3,054,262
Mizuho Financial Group, Inc.:
4.600%, 03/27/2024 (1)(2)		32,170,000	34,785,089
1.241%, 07/10/2024 (3 Month LIBOR USD + 1.252%)(Callable 07/10/2023) (1)(3)		14,700,000	14,871,549
Morgan Stanley:
0.731%, 04/05/2024 (SOFR + 0.616%)(Callable 04/05/2023) (3)		7,100,000	7,123,567
3.737%, 04/24/2024 (3 Month LIBOR USD + 0.847%)(Callable 04/24/2023) (3)		34,242,000	35,929,104
Nationwide Building Society:
2.000%, 01/27/2023 (1)(2)		4,980,000	5,088,670
3.622%, 04/26/2023 (3 Month LIBOR USD + 1.181%)(Callable 04/26/2022) (1)(2)(3)		18,635,000	18,959,031
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%)(Callable 03/08/2023) (1)(2)(3)		9,670,000	10,081,371
New York Life Global Funding,
1.100%, 05/05/2023 (2)		14,425,000	14,602,457
Nomura Holdings, Inc.:
2.648%, 01/16/2025 (1)		7,000,000	7,291,662
1.851%, 07/16/2025 (1)		34,050,000	34,556,764
Nordea Bank AB:
4.250%, 09/21/2022 (1)(2)		14,785,000	15,329,240
3.750%, 08/30/2023 (1)(2)		3,725,000	3,953,713
Park Aerospace Holdings Ltd.,
4.500%, 03/15/2023 (Callable 02/15/2023) (1)(2)		7,746,000	8,094,108
People's United Bank NA,
4.000%, 07/15/2024 (Callable 04/16/2024)		14,505,000	15,489,343
People's United Financial, Inc.,
3.650%, 12/06/2022 (Callable 09/06/2022)		6,329,000	6,505,375
Principal Life Global Funding II,
0.750%, 04/12/2024 (2)		6,500,000	6,508,813
Protective Life Global Funding:
0.502%, 04/12/2023 (1)(2)		10,000,000	10,009,929
1.082%, 06/09/2023 (1)(2)		15,900,000	16,076,468
Prudential Funding LLC,
6.750%, 09/15/2023 (2)		41,192,000	45,709,918
Reliance Standard Life Global Funding II:
2.625%, 07/22/2022 (1)(2)		13,625,000	13,884,086
2.150%, 01/21/2023 (1)(2)		15,000,000	15,326,619
Royal Bank of Scotland Group PLC:
3.498%, 05/15/2023 (3 Month LIBOR USD + 1.480%)(Callable 05/15/2022) (1)(3)		13,000,000	13,236,583
3.875%, 09/12/2023 (1)		8,187,000	8,680,197
4.519%, 06/25/2024 (3 Month LIBOR USD + 1.550%)(Callable 06/25/2023) (1)(3)		9,734,000	10,360,618
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%)(Callable 03/22/2024) (1)(3)		14,250,000	15,377,745
Santander Holdings USA, Inc.:
4.450%, 12/03/2021 (Callable 11/03/2021) (1)		7,500,000	7,523,789
3.400%, 01/18/2023 (Callable 12/18/2022) (1)		7,114,000	7,356,876
Santander UK Group Holdings PLC:
3.571%, 01/10/2023 (Callable 01/10/2022) (1)		2,500,000	2,521,514
3.373%, 01/05/2024 (3 Month LIBOR USD + 1.080%)(Callable 01/05/2023) (1)(3)		10,000,000	10,328,939
Santander UK PLC,
5.000%, 11/07/2023 (1)(2)		2,300,000	2,486,001
Skandinaviska Enskilda Banken AB,
2.200%, 12/12/2022 (1)(2)		17,825,000	18,227,471
SMBC Aviation Capital Finance DAC,
4.125%, 07/15/2023 (Callable 06/15/2023) (1)(2)		1,960,000	2,070,897
Societe Generale SA:
5.000%, 01/17/2024 (1)(2)		14,511,000	15,674,717
3.875%, 03/28/2024 (1)(2)		17,000,000	18,160,047
2.625%, 10/16/2024 (1)(2)		14,000,000	14,565,921
Standard Chartered PLC:
1.319%, 10/14/2023 (1 Year CMT Rate + 1.170%)(Callable 10/14/2022) (1)(2)(3)		2,525,000	2,540,893
3.885%, 03/15/2024 (3 Month LIBOR USD + 1.080%)(Callable 03/15/2023) (1)(2)(3)		18,850,000	19,684,760
0.991%, 01/12/2025 (1 Year CMT Rate + 0.780%)(Callable 01/12/2024) (1)(2)(3)		18,000,000	17,937,330
Stifel Financial Corp.,
4.250%, 07/18/2024		3,021,000	3,287,334
Sumitomo Mitsui Financial Group, Inc.,
4.436%, 04/02/2024 (1)(2)		14,085,000	15,222,467
Sumitomo Mitsui Trust Bank Ltd.,
0.850%, 03/25/2024 (1)(2)		37,000,000	37,089,807
Synchrony Financial:
2.850%, 07/25/2022 (Callable 06/25/2022)		25,219,000	25,677,254
4.375%, 03/19/2024 (Callable 02/19/2024)		12,000,000	12,949,792
4.250%, 08/15/2024 (Callable 05/15/2024)		9,000,000	9,725,450
4.500%, 07/23/2025 (Callable 04/23/2025)		1,895,000	2,092,547
Synovus Bank,
2.289%, 02/10/2023 (SOFR + 0.945%)(Callable 02/10/2022) (3)		7,000,000	7,030,670
UBS Group AG,
1.008%, 07/30/2024 (1 Year CMT Rate + 0.830%)(Callable 07/30/2023) (1)(2)(3)		9,800,000	9,863,450
UBS Group Funding Switzerland AG:
2.859%, 08/15/2023 (3 Month LIBOR USD + 0.954%)(Callable 08/15/2022) (1)(2)(3)		7,200,000	7,351,617
4.125%, 09/24/2025 (1)(2)		9,454,000	10,444,628
USAA Capital Corp.,
1.500%, 05/01/2023 (2)		6,000,000	6,105,358
Wells Fargo & Co.:
3.750%, 01/24/2024 (Callable 12/22/2023)		9,840,000	10,519,709
1.654%, 06/02/2024 (SOFR + 1.600%)(Callable 06/02/2023) (3)		30,000,000	30,586,366
2.188%, 04/30/2026 (SOFR + 2.000%)(Callable 04/30/2025) (3)		1,500,000	1,548,203
Willis North America, Inc.,
3.600%, 05/15/2024 (Callable 03/15/2024)		2,600,000	2,773,703
Zions Bancorp NA,
3.350%, 03/04/2022 (Callable 02/04/2022)		20,000,000	20,201,072
Total Financials (Cost $2,159,070,523)			2,182,903,594	21.1%
Total Corporate Bonds (Cost $5,299,223,791)			5,353,106,528	51.7%

Municipal Bonds
Arlington Higher Education Finance Corp.,
3.000%, 08/15/2044 (Callable 08/15/2024)(Mandatory Tender Date 08/15/2026)(PSF Guaranteed) (4)		28,340,000	30,043,367
Bloomington Redevelopment District,
2.400%, 08/01/2024		595,000	598,639
Brazos Higher Education Authority, Inc.,
2.427%, 04/01/2022		1,320,000	1,330,609
Central Texas Turnpike System,
1.980%, 08/15/2042 (Mandatory Tender Date 08/15/2022) (4)		8,280,000	8,373,505
Chicago Transit Authority:
1.708%, 12/01/2022		1,100,000	1,115,465
1.838%, 12/01/2023		1,000,000	1,022,696
City of Houston TX,
1.054%, 07/01/2023		6,000,000	6,062,318
City of Johnson TN,
7.850%, 03/01/2024 (Insured by NATL)		3,865,000	4,158,495
City of Ontario CA:
2.071%, 06/01/2022		1,095,000	1,102,859
2.216%, 06/01/2023		1,300,000	1,321,923
Colorado Bridge Enterprise,
0.923%, 12/31/2023 (Callable 06/30/2023)		50,175,000	50,388,530
County of Burleigh ND,
2.750%, 02/01/2022 (Callable 10/21/2021)		7,355,000	7,357,235
County of Riverside CA:
2.265%, 02/15/2022		5,000,000	5,037,552
2.363%, 02/15/2023		5,000,000	5,136,454
County of Saline AR,
3.550%, 06/01/2042 (Callable 06/01/2024)		1,890,000	1,938,164
Florida Development Finance Corp.:
1.795%, 04/01/2022		1,000,000	1,003,418
1.976%, 04/01/2023		1,255,000	1,268,252
Great Lakes Water Authority:
1.684%, 07/01/2022		250,000	252,695
1.879%, 07/01/2023		500,000	512,781
1.984%, 07/01/2024		500,000	517,817
Housing & Redevelopment Authority of The City of St. Paul,
3.539%, 07/01/2023		5,000,000	5,259,156
Illinois Housing Development Authority,
4.000%, 02/01/2034 (Callable 08/01/2025)		3,395,000	3,554,171
Massachusetts Educational Financing Authority:
1.073%, 07/01/2024		1,725,000	1,723,275
1.338%, 07/01/2025		5,000,000	4,988,012
2.000%, 07/01/2037 (Callable 07/01/2031)		1,000,000	990,942
Metropolitan Transportation Authority:
5.000%, 11/15/2021		1,500,000	1,508,147
5.000%, 11/15/2021		260,000	261,412
5.000%, 11/15/2021		750,000	754,073
New Hampshire Housing Finance Authority,
4.000%, 07/01/2036 (Callable 07/10/2024)		2,290,000	2,348,302
New Jersey Economic Development Authority:
2.609%, 06/15/2022		500,000	506,674
2.781%, 06/15/2023		2,085,000	2,152,503
6.310%, 07/01/2026 (Insured by AGC)		5,150,000	5,914,937
New Jersey Sports & Exposition Authority:
6.076%, 03/01/2023 (Insured by NATL)		955,000	984,572
5.976%, 03/01/2024 (Insured by NATL)		995,000	1,032,136
New Jersey Transportation Trust Fund Authority,
2.384%, 06/15/2022		4,245,000	4,299,507
Niagara Area Development Corp.,
2.643%, 05/01/2022		1,000,000	1,011,687
Peralta Community College District,
0.000%, 08/05/2031 (Mandatory Tender Date 08/05/2025)(Insured by NATL) (7)		27,375,000	25,679,406
Philadelphia Authority for Industrial Development:
0.000%, 04/15/2022		6,022,000	6,014,408
0.000%, 04/15/2023 (Insured by AMBAC)		7,250,000	7,136,026
3.964%, 04/15/2026		4,500,000	4,819,836
Port of Seattle WA,
2.430%, 05/01/2022		1,000,000	1,012,111
Rhode Island Housing & Mortgage Finance Corp.,
3.000%, 10/01/2034 (Callable 10/01/2022)		1,135,000	1,153,127
South Carolina Transportation Infrastructure Bank:
0.507%, 10/01/2031 (1 Month LIBOR USD + 0.450%) (3)		120,000	120,000
0.508%, 10/01/2031 (1 Month LIBOR USD + 0.450%) (3)		11,820,000	11,820,000
State of Connecticut:
2.500%, 07/01/2022		3,000,000	3,051,604
2.000%, 07/01/2023		3,000,000	3,080,862
State of Illinois,
1.900%, 10/01/2021		5,500,000	5,500,000
State Public School Building Authority,
2.615%, 04/01/2023 (Insured by ST AID)		2,500,000	2,571,740
Tennessee Housing Development Agency,
4.000%, 07/01/2040 (Callable 07/01/2029)		4,450,000	4,808,125
Tobacco Settlement Finance Authority,
0.947%, 06/01/2022		3,500,000	3,510,868
Total Municipal Bonds (Cost $244,426,649)			246,110,393	2.4%

Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1, 0.761%, 10/25/2035 (1 Month LIBOR USD + 0.675%)(Callable 10/25/2021) (3)		5,648,691	5,646,350
Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.000%, 02/25/2022 (Callable 10/25/2021)		4,163	4,176
Series 2004-J2, Class 3A3, 5.500%, 04/25/2034 (Callable 10/25/2021)		51,673	53,179
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 (Callable 10/25/2021) (6)		41,844	42,326
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (Callable 10/25/2021)		452,432	320,906
Argent Securities Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class A2D, 0.426%, 11/25/2035 (1 Month LIBOR USD + 0.680%)(Callable 10/25/2021) (3)		574,322	574,043
Arroyo Mortgage Trust:
Series 2019-3, Class A1, 2.962%, 10/25/2048 (Callable 07/25/2022) (2)(4)		12,043,418	12,170,449
Series 2019-2, Class A1, 3.347%, 04/25/2049 (Callable 05/25/2022) (2)(4)		9,919,905	10,042,576
Series 2020-1, Class A1A, 1.662%, 03/25/2055 (Callable 05/25/2023) (2)		8,334,859	8,384,300
COLT Trust,
Series 2020-RPL1, Class A1, 1.390%, 01/25/2065 (Callable 09/25/2023) (2)(4)		22,744,728	22,749,786
CSMC Trust,
Series 2019-RPL1, Class A1A, 3.650%, 07/25/2058 (Callable 01/25/2031) (2)(4)		27,607,721	28,773,026
CWABS Asset-Backed Certificates Trust,
Series 2006-9, Class 1AF3, 5.859%, 08/25/2036 (Callable 10/25/2021) (4)		240,543	246,011
FirstKey Homes Trust,
Series 2020-SFR2, Class A, 1.266%, 10/19/2037 (2)		34,014,965	33,908,277
GSAMP Trust,
Series 2006-HE7, Class A2D, 0.316%, 10/25/2036 (1 Month LIBOR USD + 0.230%)(Callable 02/25/2022) (3)		3,203,159	3,190,184
J.P. Morgan Mortgage Trust,
Series 2005-A4, Class 1A1, 2.299%, 07/25/2035 (Callable 10/25/2021) (4)		203,993	212,554
MASTR Alternative Loan Trust:
Series 2003-5, Class 7A1, 5.000%, 10/01/2031 (Callable 10/25/2021)		37,376	20,479
Series 2003-5, Class 4A1, 5.500%, 07/25/2033 (Callable 10/25/2021)		1,630,723	1,700,597
Mill City Mortgage Loan Trust,
Series 2018-2, Class A1, 3.500%, 05/25/2058 (Callable 01/25/2026) (2)(4)		972,152	991,929
Morgan Stanley,
Series 2005-HE5, Class M2, 0.516%, 09/25/2035 (1 Month LIBOR USD + 0.645%)(Callable 10/25/2021) (3)		3,264,027	3,262,759
Renaissance Home Equity Loan Trust,
Series 2007-2, Class AF2, 5.675%, 06/25/2037 (Callable 05/25/2030) (7)		1,914,212	768,456
Structured Asset Securities Corp.,
Series 2004-4XS, Class 1A6, 4.550%, 02/25/2034 (Callable 10/25/2021) (7)		18,160	18,216
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.044%, 10/25/2043 (Callable 10/25/2021) (4)		2,595,729	2,637,671
Towd Point Mortgage Trust:
Series 2016-5, Class A1, 2.500%, 10/25/2056 (Callable 06/25/2025) (2)(4)		11,920,743	12,089,742
Series 2017-1, Class A1, 2.750%, 10/25/2056 (Callable 04/25/2025) (2)(4)		9,414,080	9,541,190
Series 2017-5, Class A1, 0.686%, 02/26/2057 (1 Month LIBOR USD + 0.600%)(Callable 09/25/2023) (2)(3)		3,869,943	3,869,914
Series 2017-2, Class A1, 2.750%, 04/25/2057 (Callable 12/25/2023) (2)(4)		4,962,163	5,022,052
Series 2017-3, Class A1, 2.750%, 06/25/2057 (Callable 01/25/2024) (2)(4)		21,222,983	21,522,025
Series 2017-4, Class A1, 2.750%, 06/25/2057 (Callable 08/25/2024) (2)(4)		20,718,295	21,170,298
Series 2017-6, Class A1, 2.750%, 10/25/2057 (Callable 08/25/2024) (2)(4)		32,463,973	33,091,771
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (Callable 12/25/2024) (2)(4)		5,951,383	6,092,384
WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-AR3, Class A1, 2.577%, 06/25/2034 (Callable 10/25/2021) (4)		1,816,679	1,883,850
Total Residential Mortgage-Backed Securities (Cost $250,015,298)			250,001,476	2.4%

Commercial Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046 (Callable 03/10/2023)		11,499,024	11,844,958
Series 2014-GC19, Class AAB, 3.552%, 03/12/2047 (Callable 11/10/2023)		2,129,875	2,202,653
Series 2014-GC23, Class AAB, 3.337%, 07/12/2047 (Callable 05/10/2024)		7,916,549	8,221,002
COMM Mortgage Trust:
Series 2012-CR1, Class ASB, 3.053%, 05/17/2045 (Callable 01/15/2022)		2,028,638	2,035,520
Series 2012-CR2, Class A4, 3.147%, 08/17/2045 (Callable 07/15/2022)		7,890,000	7,976,491
Series 2013-LC6, Class ASB, 2.478%, 01/12/2046 (Callable 09/10/2022)		2,927,905	2,956,719
Series 2014-LC15, Class ASB, 3.528%, 04/12/2047		6,639,216	6,845,285
Series 2014-CR16, Class ASB, 3.653%, 04/12/2047 (Callable 01/10/2024)		5,869,054	6,056,537
Series 2015-LC21, Class A4, 3.708%, 07/10/2048 (Callable 05/10/2025)		12,060,955	13,101,659
Series 2013-CR11, Class A4, 4.258%, 08/12/2050 (Callable 09/10/2023)		5,130,000	5,451,447
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045 (Callable 11/10/2022)		23,068,275	23,455,144
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C8, Class ASB, 2.379%, 10/17/2045 (Callable 05/15/2022)		3,280,207	3,301,853
Series 2012-C8, Class A3, 2.829%, 10/17/2045 (Callable 08/15/2022)		10,018,546	10,157,872
Series 2013-LC11, Class A5, 2.960%, 04/15/2046 (Callable 04/15/2023)		12,580,000	12,936,773
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class ASB, 3.761%, 08/17/2046 (Callable 06/15/2023) (4)		7,242,867	7,476,921
Series 2013-C14, Class A4, 4.133%, 08/17/2046 (Callable 07/15/2023) (4)		8,009,058	8,343,154
Series 2014-C22, Class A4, 3.801%, 09/17/2047 (Callable 08/15/2024)		23,316,000	25,058,666
Series 2014-C25, Class A5, 3.672%, 11/18/2047 (Callable 10/15/2024)		9,543,000	10,202,532
Series 2015-C31, Class ASB, 3.540%, 08/17/2048 (Callable 05/15/2025)		7,404,666	7,787,266
Series 2015-C33, Class ASB, 3.562%, 12/17/2048 (Callable 08/15/2025)		3,471,144	3,660,095
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C9, Class AAB, 2.657%, 05/17/2046 (Callable 01/15/2023)		7,919,665	8,023,337
Series 2015-C25, Class ASB, 3.383%, 10/19/2048 (Callable 06/15/2025)		12,356,568	12,912,290
Series 2013-C8, Class ASB, 2.699%, 12/17/2048 (Callable 10/15/2022)		3,125,241	3,162,357
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class ASB, 3.477%, 08/17/2050 (Callable 03/15/2024)		8,354,042	8,647,835
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5, 3.071%, 03/17/2045 (Callable 01/15/2023)		4,947,330	5,055,074
Series 2012-C6, Class A4, 3.440%, 04/15/2045 (Callable 01/15/2022)		1,561,916	1,564,844
Series 2013-C14, Class ASB, 2.977%, 06/15/2046 (Callable 05/15/2023)		7,894,296	8,037,426
Series 2013-C14, Class A4, 3.073%, 06/15/2046 (Callable 05/15/2023)		11,249,415	11,461,905
Series 2014-C23, Class ASB, 3.636%, 10/17/2057		716,493	747,464
Total Commercial Mortgage-Backed Securities (Cost $238,949,839)			238,685,079	2.3%

Asset Backed Securities
Affirm Asset Securitization Trust,
Series 2021-B, Class A, 1.030%, 08/15/2026 (Callable 08/15/2023) (2)		27,500,000	27,531,961
Bank of The West Auto Trust,
Series 2019-1, Class A3, 2.430%, 04/15/2024 (Callable 03/15/2023) (2)		7,689,890	7,758,091
Chase Auto Credit Linked Notes:
Series 2020-2, Class B, 0.840%, 02/25/2028 (Callable 01/25/2024) (2)		8,250,818	8,262,089
Series 2021-1, Class B, 0.875%, 09/25/2028 (Callable 06/25/2024) (2)		34,409,998	34,433,786
Series 2021-2, Class B, 0.889%, 12/25/2028 (Callable 06/25/2024) (2)		31,500,000	31,490,109
Series 2021-3, Class B, 0.760%, 02/25/2029 (Callable 03/25/2025) (2)		45,884,742	45,859,047
Chesapeake Funding II LLC,
Series 2020-1A, Class A1, 0.870%, 08/15/2032 (2)		14,428,657	14,503,725
Discover Card Execution Note Trust,
Series 2019-A3, Class A, 1.890%, 10/15/2024		2,700,000	2,747,485
Donlen Fleet Lease Funding 2 LLC,
Series 2021-2, Class A2, 0.560%, 12/11/2034 (2)		29,475,000	29,508,940
Ford Credit Floorplan Master Owner Trust,
Series 2019-3, Class A1, 2.230%, 09/15/2024		46,629,000	47,494,947
Genesis Sales Finance Master Trust,
Series 2021-AA, Class A, 1.200%, 12/20/2026 (Callable 03/20/2024) (2)		1,080,000	1,077,043
GM Financial Automobile Leasing Trust,
Series 2020-2, Class A3, 0.800%, 07/20/2023 (Callable 01/20/2023)		9,500,000	9,536,235
GMF Floorplan Owner Revolving Trust:
Series 2020-1, Class A, 0.680%, 08/15/2025 (2)		8,900,000	8,934,328
Series 2019-2, Class A, 2.900%, 04/15/2026 (2)		26,900,000	28,394,580
Mercedes-Benz Master Owner Trust,
Series 2019-BA, Class A, 2.610%, 05/15/2024 (2)		20,775,000	21,086,847
Navient Private Education Refi Loan Trust,
Series 2021-A, Class A, 0.840%, 05/15/2069 (Callable 02/15/2028) (2)		11,984,755	11,967,266
Nelnet Student Loan Trust,
Series 2021-A, Class APT1, 1.360%, 04/20/2062 (Callable 09/20/2029) (2)		12,874,532	12,862,395
PFS Financing Corp.:
Series 2019-A, Class A2, 2.860%, 04/15/2024 (2)		7,675,000	7,781,736
Series 2020-A, Class A, 1.270%, 06/15/2025 (2)		39,067,000	39,545,137
Series 2021-A, Class A, 0.710%, 04/15/2026 (2)		12,500,000	12,473,169
Towd Point Mortgage Trust:
Series 2019-MH1, Class A1, 3.000%, 11/25/2058 (Callable 10/25/2024) (2)(4)		7,602,225	7,709,151
Series 2020-MH1, Class A1A, 2.184%, 02/25/2060 (Callable 08/25/2022) (2)(4)		15,415,996	15,512,102
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (Callable 08/25/2022) (2)(4)		19,999,973	20,149,829
Volkswagen Auto Lease Trust,
Series 2019-A, Class A3, 1.990%, 11/21/2022 (Callable 03/20/2022)		5,789,134	5,813,686
Volkswagen Auto Loan Enhanced Trust,
Series 2020-1, Class A3, 0.980%, 11/20/2024 (Callable 06/20/2023)		19,375,000	19,481,921
Total Asset Backed Securities (Cost $471,601,277)			471,915,605	4.6%
Total Long-Term Investments (Cost $10,134,873,669)			10,183,593,059	98.4%

SHORT-TERM INVESTMENT		Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.03% (5)		429,899,030	429,899,030
Total Short-Term Investment (Cost $429,899,030)			429,899,030	4.2%
Total Investments (Cost $10,564,772,699)			10,613,492,089	102.6%
Liabilities in Excess of Other Assets			(271,737,101)	(2.6)%
TOTAL NET ASSETS			$10,341,754,988	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AMBAC	Ambac Assurance Corp.
NATL	National Public Finance Guarantee Corp.
ST AID	State Aid Intercept/Withholding
CMT	Constant Maturity Treasury
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SOFR	Secured Overnight Financing Rate

(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2021, the value of these securities totaled $2,821,138,225, which represented 27.28% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2021.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2021.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2021.
(8)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Short-Term Bond Fund
Summary of Fair Value Exposure at September 30, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$3,562,885,048	$–	$3,562,885,048
Other Government Related Securities	–	60,888,930	–	60,888,930
Corporate Bonds	–	5,353,106,528	–	5,353,106,528
Municipal Bonds	–	246,110,393	–	246,110,393
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	250,001,476	–	250,001,476
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	238,685,079	–	238,685,079
Asset Backed Securities	–	471,915,605	–	471,915,605
Total Long-Term Investments	–	10,183,593,059	–	10,183,593,059
Short-Term Investment
Money Market Mutual Fund	429,899,030	–	–	429,899,030
Total Short-Term Investment	429,899,030	–	–	429,899,030
Total Investments	$429,899,030	$10,183,593,059	$–	$10,613,492,089

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.